Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of right-of-use assets and lease liabilities

			Technical
			equipment	Office
	Rights		and	and other
In € thousand	to buildings	Vehicles	machinery	equipment	Total
January 1, 2021	10,375	77	461	28	10,941
Additions to right-of-use assets	2,369	—	29	170	2,568
Transfer	—	—	(17)	—	(17)
Depreciation	(1,808)	(34)	(45)	(54)	(1,941)
Indexation impact	(26)	—	—	—	(26)
December 31, 2021	10,910	43	428	144	11,525
Additions to right-of-use assets	1,526	63	23	—	1,612
Transfer	—	—	—	(144)	(144)
Disposal of right-of-use assets	—	(3)	(1)	—	(4)
Depreciation	(2,889)	(49)	(39)	—	(2,977)
Indexation impact	488	—	—	—	488
December 31, 2022	10,034	54	411	—	10,499

Schedule of lease related expense recognised in consolidated statement of operations and comprehensive income

In € thousand	Lease Liability
January 1, 2021	11,118
Additions	2,512
Interest	437
Payments	(2,218)
Indexation impact	(26)
December 31, 2021	11,823
Additions	1,385
Accrued interest	(7)
Interest	443
Payments	(3,163)
Indexation impact	488
December 31, 2022	10,969

The current and non-current portion of lease liabilities are as follows:

In € thousand	12/31/2022	12/31/2021
Current	2,616	1,962
Non-current	8,353	9,861
Total lease liabilities	10,969	11,823

Schedule of carrying amounts of lease liabilities and the movements

In € thousand	2022	2021	2020
Depreciation of right of-use-assets	2,977	1,941	1,631
Interest expense on lease liabilities	443	437	450
Short-term lease expenses	6	488	108
Lease expenses for low-value assets	137	220	80
Total amount recognized in expense	3,563	3,086	2,269

Schedule of information about the composition of the lease payments

In € thousand	2022	2021
Fixed lease payments	1,212	204
Variable lease payments	1,951	2,014
Total amount of lease payments	3,163	2,218

Schedule of information on the total cash outflow from all leases

In € thousand	2022	2021	2020
Principal paid	2,720	1,781	1,439
Interest paid	443	437	450
Short term and low value leases	143	708	188
Total amount paid	3,306	2,926	2,077